Financial Instrument Risk Management - Mortgages and Loans by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [line items]
Financial assets	$ 152,785	$ 143,061
Mortgages:
Disclosure of external credit grades [line items]
Financial assets	16,225	16,433
Mortgages: | Credit risk
Disclosure of external credit grades [line items]
Financial assets	16,225	16,433
Mortgages: | Credit risk | Insured
Disclosure of external credit grades [line items]
Financial assets	3,966	3,537
Mortgages: | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	1	3
Mortgages: | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	2,087	2,209
Mortgages: | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	5,481	4,841
Mortgages: | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	3,943	4,925
Mortgages: | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	670	912
Mortgages: | Credit risk | Impaired
Disclosure of external credit grades [line items]
Financial assets	77	6
Loans
Disclosure of external credit grades [line items]
Financial assets	31,997	30,389
Loans | Credit risk
Disclosure of external credit grades [line items]
Financial assets	31,997	30,389
Loans | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	224	341
Loans | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	5,044	4,659
Loans | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	12,516	11,483
Loans | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	12,920	12,766
Loans | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	1,207	1,097
Loans | Credit risk | Impaired
Disclosure of external credit grades [line items]
Financial assets	$ 86	$ 43